Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 –Related Party Transactions

The Company has balances outstanding that are due from affiliated companies and payable to affiliated companies.  These amounts are payable upon demand and are non-interest bearing.  At December 31, 2016 and 2015, the amounts due from related parties was $31,908 and $0, respectively.  At December 31, 2016 and 2015, the amounts due to related parties was $763,664 and $742,677, respectively.

During 2015, the Company entered into a license agreement for 10 years with Advanced Innovative Recovery Technologies, Inc. a stockholder of the Company.  In connection with the license, the Company issued 927,516 shares of common stock and agreed to pay $375,000 on each of June 30, 2016 and 2017.  The value of the common stock of $300,000 was based on recent sales of the Company's common stock.  The value of the license is $996,346 which equals the common stock issued that was valued at $300,000 plus $696,346, the present value of the two payments of $375,000.  The Company has not made the $375,000 payment that was due June 30, 2016; as a result, the Company has accrued interest on the unpaid balance at the rate of 5% per month.